John Deere Owner Trust 2015	EXHIBIT 99.2
Statement to Certificateholders

$298,600,000 Class A-1 0.27000% Asset Backed Notes due April 01, 2016
$295,000,000 Class A-2A 0.87% Asset Backed Notes due February 15, 2018
$70,000,000 Class A-2B Floating Rate Asset Backed Notes due February 15, 2018
$250,000,000 Class A-3 1.32% Asset Backed Notes due June 17, 2019
$82,225,000 Class A-4 1.65% Asset Backed Notes due December 15, 2021
$25,534,183 Asset Backed Certificates

One-Month LIBOR as of the LIBOR Determination Date:	0.53456%
Class A-2B interest rate:	0.80456%

Payment Date:	15-Nov-16

(1) Amount of principal being paid or distributed:

(a) Class A-1 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(b) Class A-2A Notes:	$24,550,077.18
per $1,000 original principal amount:	$83.22

(c) Class A-2B Notes:	$5,825,442.04
per $1,000 original principal amount:	$83.22

(d) Class A-3 Notes:	($0.00)
per $1,000 original principal amount:	($0.00)

(e) Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(f) Certificates:	$0.00
per $1,000 original principal amount:	$0.00

(g) Total:	$30,375,519.22

(2) (a) Amount of interest being paid or distributed:

(i) Class A-1 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(ii) Class A-2A Notes:	$51,997.82
per $1,000 original principal amount:	$0.18

(iii) Class A-2B Notes:	$11,030.04
per $1,000 original principal amount:	$0.16

(iv) Class A-3 Notes:	$275,000.00
per $1,000 original principal amount:	$1.10

(v) Class A-4 Notes:	$113,059.38
per $1,000 original principal amount:	$1.38

(vi) Total:	$451,087.24

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$419,317,945.99

	(b)	Note Value at end of related Collection Period:		$416,123,364.37

	(c)	Pool Face Amount at the end of related Collection Period:		$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$47,171,050.81
		(ii)	A-2A Note Pool Factor:	0.1599019

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$11,193,130.70
		(ii)	A-2B Note Pool Factor:	0.1599019

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,225,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,534,183.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$374,730.12
		(i)	per $1,000 original principal amount:	$0.36
	(b)	Amount of Servicing Fee earned:		$374,730.12
	(c)	Amount of Servicing Fee paid:		$374,730.12
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,213,592.00
	(ii)	Specified Reserve Account Balance:		$10,213,592.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$6,134,325.20
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.46%

(11)	(i)	Aggregate amount of net losses for the collection period:		$66,490.06
	(ii)	Cumulative amount of net losses:		$1,869,026.72
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.18%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$291,754.61
		(ii)	% of Pool Balance:	0.06%

(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(d)	Number of repurchase demands in dispute in the related Collection Period:
	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%